Segments Disclosures - Selected Consolidated Statements of Financial Position Information (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
PP&E	$ 5,822	$ 6,207	$ 6,164
Right-of-use assets	141	146	52
Intangible assets	313	318	$ 373
Goodwill	463	464
Wind and Solar
Disclosure of operating segments [line items]
Goodwill	175	176
Energy Marketing
Disclosure of operating segments [line items]
Goodwill	30	30
Corporate
Disclosure of operating segments [line items]
PP&E	16	17
Right-of-use assets	22	12
Intangible assets	41	45
Goodwill	0	0
Operating segments | Hydro
Disclosure of operating segments [line items]
PP&E	467	469
Right-of-use assets	6	6
Intangible assets	4	5
Goodwill	258	258
Operating segments | Wind and Solar
Disclosure of operating segments [line items]
PP&E	2,005	1,947
Right-of-use assets	55	56
Intangible assets	159	173
Goodwill	175	176
Operating segments | North American Gas
Disclosure of operating segments [line items]
PP&E	382	392
Right-of-use assets	1	0
Intangible assets	32	2
Goodwill	0	0
Operating segments | Australian Gas
Disclosure of operating segments [line items]
PP&E	421	489
Right-of-use assets	4	4
Intangible assets	34	37
Goodwill	0	0
Operating segments | Alberta Thermal
Disclosure of operating segments [line items]
PP&E	2,271	2,540
Right-of-use assets	53	68
Intangible assets	31	41
Goodwill	0	0
Operating segments | Centralia
Disclosure of operating segments [line items]
PP&E	260	352
Right-of-use assets	0	0
Intangible assets	5	6
Goodwill	0	0
Operating segments | Energy Marketing
Disclosure of operating segments [line items]
PP&E	0	1
Right-of-use assets	0	0
Intangible assets	7	9
Goodwill	$ 30	$ 30